Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000210296 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Equity Factor Rotation Active ETF
Class Name	iShares U.S. Equity Factor Rotation Active ETF
Trading Symbol	DYNF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Equity Factor Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor Rotation Active ETF	$29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 21.46%.
  For the same period, the Fund’s benchmark, the MSCI USA Index returned 19.09%.
What contributed to performance?
Positive contributions to performance were led by holdings of several U.S. mega-cap and technology-related companies which experienced strong earnings supported by ongoing investment in AI and digital infrastructure. Holdings of Apple Inc. highlighted contributions as the iPhone manufacturer benefited from a successful product upgrade and investors rewarded the company’s disciplined approach to spending on AI. Shares of Google parent Alphabet Inc. rose sharply as investors viewed the company’s elevated infrastructure spending as vindicated by its enormous cloud services order backlog. Memory chip manufacturer Micron Technology, Inc., networking equipment provider Cisco Systems, Inc. and semiconductor manufacturing equipment provider Applied Materials, Inc. all saw surging demand driven by the AI infrastructure buildout.
What detracted from performance?
On the downside, the Fund’s largest detractors included social media giant Meta Platforms Inc., hyperscaler and enterprise software provider Microsoft Corp., streaming services company Netflix Inc., data analytics software provider Palantir Technologies Inc., and customer relationship management software firm Salesforce Inc. While AI remained an important driver of broader market performance, returns across growth and technology-related companies became increasingly differentiated as market leadership shifted and investors became more selective. In this vein, perceived risk from AI-related business model disruption weighed on holdings of software companies held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 19, 2019 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	21.46%	14.97%	16.53%
MSCI USA Index	19.09	12.36	15.86

Performance Inception Date	Mar. 19, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 38,624,677,418
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 79,328,570
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$38,624,677,418
Number of Portfolio Holdings	229
Net Investment Advisory Fees	$79,328,570
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	37.8%
Financials	15.7%
Communication Services	10.8%
Industrials	9.4%
Consumer Discretionary	7.1%
Health Care	6.7%
Energy	5.3%
Real Estate	2.3%
Utilities	2.2%
Consumer Staples	1.8%
Materials	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.0%
Apple, Inc.	7.5%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.4%
JPMorgan Chase & Co.	3.9%
ExxonMobil Holdings Corp.	3.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Alphabet, Inc., Class C, NVS	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.0%
Apple, Inc.	7.5%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.4%
JPMorgan Chase & Co.	3.9%
ExxonMobil Holdings Corp.	3.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.6%
Bank of America Corp.	2.2%
Alphabet, Inc., Class C, NVS	2.2%
(a)Excludes money market funds.
C000221226 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Health Innovation Active ETF
Class Name	iShares Health Innovation Active ETF
Trading Symbol	BMED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Health Innovation Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Health Innovation Active ETF	$69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 25.58%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 22.11%, and the STOXX Global Breakthrough Healthcare Index (Net) returned 26.42%.
What contributed to performance?
Exact Sciences Corp., which was taken over at a premium by Abbott Laboratories in November 2025, was the leading contributor to absolute performance. Johnson & Johnson, which delivered strong results, raised its guidance, and demonstrated a healthy new product pipeline, was also a top contributor. Bruker Corp., a provider of scientific instruments and diagnostics solutions, further contributed to results. The stock advanced on signs of a return to organic revenue growth and profit margin expansion.
What detracted from performance?
Boston Scientific Corp. a leading cardiovascular and medical-surgical technology company, was the Fund’s largest individual detractor. The stock fell sharply in February 2026 after management issued revenue guidance that was well below expectations, and it weakened further in August after again cutting its sales and earnings outlook. Intuitive Surgical, Inc., a maker of robotic surgical systems, also detracted meaningfully. The stock lagged due to tariff headwinds, pricing pressures, and reduced demand for bariatric procedures stemming from rising GLP-1 usage. WuXi Biologics, Inc., which was pressured by changes in U.S. biosecurity policy, was an additional detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 29, 2020 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	25.58%	0.69%	3.71%
MSCI All Country World Index (Net)	22.11	10.85	14.28
STOXX Global Breakthrough Healthcare Index (Net)	26.42	(1.04)	2.56

Performance Inception Date	Sep. 29, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 24, 2026
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 11,153,084
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 48,717
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,153,084
Number of Portfolio Holdings	58
Net Investment Advisory Fees	$48,717
Portfolio Turnover Rate	172%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	40.1%
Life Sciences Tools & Services	28.5%
Pharmaceuticals	20.7%
Health Care Equipment & Supplies	9.1%
Health Care Providers & Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Merck & Co., Inc.	6.1%
Gilead Sciences, Inc.	5.0%
Johnson & Johnson	4.7%
Edwards Lifesciences Corp.	4.6%
Thermo Fisher Scientific, Inc.	4.3%
Charles River Laboratories International, Inc.	3.8%
Danaher Corp.	3.8%
Biogen, Inc.	3.6%
Waters Corp.	3.6%
Mettler-Toledo International, Inc.	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Merck & Co., Inc.	6.1%
Gilead Sciences, Inc.	5.0%
Johnson & Johnson	4.7%
Edwards Lifesciences Corp.	4.6%
Thermo Fisher Scientific, Inc.	4.3%
Charles River Laboratories International, Inc.	3.8%
Danaher Corp.	3.8%
Biogen, Inc.	3.6%
Waters Corp.	3.6%
Mettler-Toledo International, Inc.	3.6%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
Effective February 24, 2026, the Fund added “Focus Risk,” or the risk of focusing its investments in the securities of a limited number of issuers, to its principal investment risks.
Effective November 28, 2025, BlackRock Fund Advisors (“BFA”) has contractually agreed to cap the Fund’s total annual fund operating expenses to 0.55% as a percentage of the Fund’s average daily net assets through June 30, 2027.
Additionally, effective November 28, 2025, for its investment advisory services to the Fund, BFA will be paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.77% of the first $5 billion of the Fund’s average daily net assets, 0.74% of the next $5 billion of the Fund’s average daily net assets and 0.72% of the average daily net assets of the Fund in excess of $10 billion. Prior to November 28, 2025, for its investment advisory services to the Fund, BFA was paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.85% of the first $1 billion of the Fund’s average daily net assets, 0.80% of the next $2 billion of the Fund’s average daily net assets, 0.77% of the next $2 billion of the Fund’s average daily net assets, 0.74% of the next $5 billion of the Fund’s average daily net assets and 0.72% of the average daily net assets of the Fund in excess of $10 billion.

Material Fund Change Expenses [Text Block]
Effective November 28, 2025, BlackRock Fund Advisors (“BFA”) has contractually agreed to cap the Fund’s total annual fund operating expenses to 0.55% as a percentage of the Fund’s average daily net assets through June 30, 2027.
Additionally, effective November 28, 2025, for its investment advisory services to the Fund, BFA will be paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.77% of the first $5 billion of the Fund’s average daily net assets, 0.74% of the next $5 billion of the Fund’s average daily net assets and 0.72% of the average daily net assets of the Fund in excess of $10 billion. Prior to November 28, 2025, for its investment advisory services to the Fund, BFA was paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.85% of the first $1 billion of the Fund’s average daily net assets, 0.80% of the next $2 billion of the Fund’s average daily net assets, 0.77% of the next $2 billion of the Fund’s average daily net assets, 0.74% of the next $5 billion of the Fund’s average daily net assets and 0.72% of the average daily net assets of the Fund in excess of $10 billion.

Material Fund Change Risks Change [Text Block]	Effective February 24, 2026, the Fund added “Focus Risk,” or the risk of focusing its investments in the securities of a limited number of issuers, to its principal investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000226201 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Carbon Transition Readiness Aware Active ETF
Class Name	iShares U.S. Carbon Transition Readiness Aware Active ETF
Trading Symbol	LCTU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Carbon Transition Readiness Aware Active ETF (the “Fund”) (formerly known as BlackRock U.S. Carbon Transition Readiness ETF) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Carbon Transition Readiness Aware Active ETF	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 17.60%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 18.94%.
What contributed to performance?
At a time of positive returns for the broader market, all eleven sectors contributed to the Fund’s absolute performance. Holdings in information technology made the largest contribution due to the combination of the sector’s sizable portfolio weighting and robust total return. Apple, Inc. was the top contributor in both the sector and the portfolio as a whole. A number of semiconductor stocks further helped results, led by Advanced Micro Devices, Inc., Micron Technology, Inc., and NVIDIA Corp., among others. Healthcare was the second-largest contributor, highlighted by a strong gain for Eli Lilly & Co., Inc. The Fund’s holdings in industrials and financials also performed very well and had a meaningful influence on results. RTX Corp. and Goldman Sachs Group, Inc. were the leading contributors in the two sectors, respectively.
What detracted from performance?
The strong performance for more carbon-intensive energy and materials stocks was a headwind for the Fund given its emphasis on lower-carbon companies.
Although no sector finished the annual period with a negative return, certain individual holdings—including Meta Platforms, Inc., Microsoft Corp., and Netflix, Inc.—lost ground and hurt the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 6, 2021 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.60%	11.43%	12.46%
Russell 1000 Index	18.94	12.12	12.97

Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Apr. 24, 2026
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,207,979,693
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 2,013,927
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,207,979,693
Number of Portfolio Holdings	327
Net Investment Advisory Fees	$2,013,927
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.3%
Financials	12.8%
Consumer Discretionary	9.5%
Industrials	9.3%
Communication Services	9.3%
Health Care	9.2%
Consumer Staples	4.5%
Energy	3.2%
Materials	2.3%
Utilities	2.3%
Other*	2.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.4%
Apple, Inc.	7.1%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class C, NVS	2.2%
Meta Platforms, Inc., Class A	1.9%
Bank of America Corp.	1.6%
Micron Technology, Inc.	1.3%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.4%
Apple, Inc.	7.1%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class C, NVS	2.2%
Meta Platforms, Inc., Class A	1.9%
Bank of America Corp.	1.6%
Micron Technology, Inc.	1.3%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On February 19, 2026, the Fund’s Board approved certain changes to the Fund’s investment strategy and investment process. Effective April 24, 2026, under the Fund’s revised investment strategy, although a majority of the Low Carbon Economy Transition Readiness score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non-sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BlackRock Fund Advisors based on their assessed relative importance and prevailing market conditions.
On February 20, 2025, the Fund’s Board approved a change in the name of BlackRock U.S. Carbon Transition Readiness ETF to iShares U.S. Carbon Transition Readiness Aware Active ETF. This change became effective on November 21, 2025.
Also on February 20, 2025, the Fund’s Board approved a change in the Fund's principal investment strategies. Under Fund’s revised strategies, investments in derivatives are counted toward the Fund’s policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers listed in the United States of America to the extent that such derivatives provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. Additionally, under the Fund’s revised strategies, the Fund seeks to maintain a Low Carbon Economy Transition Readiness score that is at least 10% better than that of the Russell 1000 Index.

Material Fund Change Name [Text Block]
On February 20, 2025, the Fund’s Board approved a change in the name of BlackRock U.S. Carbon Transition Readiness ETF to iShares U.S. Carbon Transition Readiness Aware Active ETF. This change became effective on November 21, 2025.

Material Fund Change Strategies [Text Block]
On February 19, 2026, the Fund’s Board approved certain changes to the Fund’s investment strategy and investment process. Effective April 24, 2026, under the Fund’s revised investment strategy, although a majority of the Low Carbon Economy Transition Readiness score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non-sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BlackRock Fund Advisors based on their assessed relative importance and prevailing market conditions.
Also on February 20, 2025, the Fund’s Board approved a change in the Fund's principal investment strategies. Under Fund’s revised strategies, investments in derivatives are counted toward the Fund’s policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers listed in the United States of America to the extent that such derivatives provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. Additionally, under the Fund’s revised strategies, the Fund seeks to maintain a Low Carbon Economy Transition Readiness score that is at least 10% better than that of the Russell 1000 Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000226202 [Member]
Shareholder Report [Line Items]
Fund Name	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
Class Name	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
Trading Symbol	LCTD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares World ex U.S. Carbon Transition Readiness Aware Active ETF (the “Fund”) (formerly known as BlackRock World ex U.S. Carbon Transition Readiness ETF) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 22.03%.
  For the same period, the Fund’s benchmark, the MSCI World ex USA Index (Net) returned 25.00%.
What contributed to performance?
At a time of positive returns for the broader market, ten of eleven sectors contributed to the Fund’s absolute performance. Holdings in financials made the largest contribution due to the combination of the sector’s sizable portfolio weighting and robust total return. HSBC Holdings PLC, Royal Bank of Canada, and Canadian Imperial Bank of Commerce were the leading contributors in the sector. Information technology was the second-largest contributor, highlighted by strong gains for the semiconductor stocks ASML Holding NV and Advantest Corp. The Fund’s holdings in industrials also had a meaningful, positive influence on results, led by the European companies Siemens AG and Schneider Electric SE.
What detracted from performance?
The strong performance for more carbon-intensive energy and materials stocks was a headwind for the Fund given its emphasis on lower-carbon companies.
Communication services was the only sector in which the Fund’s holdings finished the period with a negative absolute return. Autotrader Group PLC was the largest detractor, followed by Telus Corp. and Nintendo Co., Ltd. Outside of communication services, the largest detractors were the German enterprise software provider SAP SE, the Canadian infrastructure firm WSP Global, Inc., and the U.K. IT services company RELX PLC.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 6, 2021 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	22.03%	7.71%	8.17%
MSCI World ex USA Index (Net)	25.00	9.62	9.94

Performance Inception Date	Apr. 06, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Apr. 24, 2026
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 285,985,683
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 483,883
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$285,985,683
Number of Portfolio Holdings	350
Net Investment Advisory Fees	$483,883
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	28.1%
Industrials	17.9%
Information Technology	10.3%
Health Care	9.1%
Consumer Discretionary	7.4%
Materials	7.1%
Consumer Staples	6.4%
Energy	5.3%
Utilities	3.6%
Communication Services	3.2%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	2.7%
Royal Bank of Canada	2.2%
Novartis AG, Registered	1.6%
HSBC Holdings PLC	1.5%
AstraZeneca PLC	1.3%
SAP SE	1.3%
Banco Santander SA	1.2%
Nestle SA, Registered	1.2%
Schneider Electric SE	1.2%
Enbridge, Inc.	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	2.7%
Royal Bank of Canada	2.2%
Novartis AG, Registered	1.6%
HSBC Holdings PLC	1.5%
AstraZeneca PLC	1.3%
SAP SE	1.3%
Banco Santander SA	1.2%
Nestle SA, Registered	1.2%
Schneider Electric SE	1.2%
Enbridge, Inc.	1.2%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On February 19, 2026, the Fund’s Board approved certain changes to the Fund’s investment strategy and investment process. Effective April 24, 2026, under the Fund’s revised investment strategy, although a majority of the Low Carbon Economy Transition Readiness score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non-sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BlackRock Fund Advisors based on their assessed relative importance and prevailing market conditions.
On February 20, 2025, the Fund’s Board approved a change in the name of BlackRock World ex U.S. Carbon Transition Readiness ETF to iShares World ex U.S. Carbon Transition Readiness Aware Active ETF. This change became effective on November 21, 2025.
Also on February 20, 2025, the Fund’s Board approved a change in the Fund’s principal investment strategies. Under Fund’s revised strategies, the Fund seeks to maintain a Low Carbon Economy Transition Readiness score that is at least 10% better than that of the MSCI World ex USA Index.

Material Fund Change Name [Text Block]
On February 20, 2025, the Fund’s Board approved a change in the name of BlackRock World ex U.S. Carbon Transition Readiness ETF to iShares World ex U.S. Carbon Transition Readiness Aware Active ETF. This change became effective on November 21, 2025.

Material Fund Change Strategies [Text Block]
On February 19, 2026, the Fund’s Board approved certain changes to the Fund’s investment strategy and investment process. Effective April 24, 2026, under the Fund’s revised investment strategy, although a majority of the Low Carbon Economy Transition Readiness score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non-sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BlackRock Fund Advisors based on their assessed relative importance and prevailing market conditions.
Also on February 20, 2025, the Fund’s Board approved a change in the Fund’s principal investment strategies. Under Fund’s revised strategies, the Fund seeks to maintain a Low Carbon Economy Transition Readiness score that is at least 10% better than that of the MSCI World ex USA Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000232558 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Thematic Rotation Active ETF
Class Name	iShares U.S. Thematic Rotation Active ETF
Trading Symbol	THRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Thematic Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Thematic Rotation Active ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 18.21%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 19.56%.
What contributed to performance?
Positive contributions to performance were led by holdings of several U.S. mega-cap and technology-related companies which experienced strong earnings supported by ongoing investment in AI and digital infrastructure. Holdings of Apple Inc. highlighted contributions as the iPhone manufacturer benefited from a successful product upgrade and investors rewarded the company’s disciplined approach to spending on AI. Memory chip manufacturer Micron Technology, Inc. saw surging demand driven by the AI infrastructure buildout. Shares of Google parent Alphabet Inc. rose sharply as investors viewed the company’s elevated spending as vindicated by its enormous cloud services order backlog. Semiconductor company Intel Corp. also outperformed on a turnaround story and strong AI-related demand for its chips featuring advanced processing speed.
What detracted from performance?
Detractors were spread across a range of industries, reflecting greater stock-level performance dispersion over the period rather than weakness in a single area of the market. Holdings that had the biggest negative impact on performance included social media giant Meta Platforms Inc., cloud services and enterprise software company Microsoft Corp., medical device manufacturer Boston Scientific Corp., cybersecurity software provider Check Point Software Technologies Ltd., and electronic vehicle and satellite technology provider Tesla Inc. Perceived risk from AI-related business model disruption weighed on software companies held in the Fund. Boston Scientific has faced increasing competitive pressure and lower standalone usage for its industry-leading Watchman heart implant device, leading management to reduce forward guidance and analysts to revise outlooks downward.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 14, 2021 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	18.21%	13.03%
S&P 500 Index	19.56	12.54

Performance Inception Date	Dec. 14, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,474,369,752
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 37,690,132
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,474,369,752
Number of Portfolio Holdings	243
Net Investment Advisory Fees	$37,690,132
Portfolio Turnover Rate	93%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	18.8%
Technology Hardware, Storage & Peripherals	9.5%
Software	8.5%
Interactive Media & Services	7.8%
Broadline Retail	5.7%
Banks	4.8%
Aerospace & Defense	4.7%
Pharmaceuticals	4.4%
Oil, Gas & Consumable Fuels	3.6%
Machinery	3.2%
Other*	29.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple, Inc.	8.2%
Nvidia Corp.	7.6%
Microsoft Corp.	6.5%
Amazon.com, Inc.	5.7%
Alphabet, Inc., Class A	4.4%
JPMorgan Chase & Co.	3.3%
Broadcom, Inc.	2.8%
ExxonMobil Holdings Corp.	2.2%
Alphabet, Inc., Class C, NVS	2.2%
Micron Technology, Inc.	2.2%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple, Inc.	8.2%
Nvidia Corp.	7.6%
Microsoft Corp.	6.5%
Amazon.com, Inc.	5.7%
Alphabet, Inc., Class A	4.4%
JPMorgan Chase & Co.	3.3%
Broadcom, Inc.	2.8%
ExxonMobil Holdings Corp.	2.2%
Alphabet, Inc., Class C, NVS	2.2%
Micron Technology, Inc.	2.2%
(a)Excludes money market funds.
C000236859 [Member]
Shareholder Report [Line Items]
Fund Name	iShares FinTech Active ETF
Class Name	iShares FinTech Active ETF
Trading Symbol	BPAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares FinTech Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FinTech Active ETF	$56	0.60%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned (13.85)%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 22.11%.
What contributed to performance?
Sezzle, Inc., a U.S.-based provider of buy now, pay later services, was the leading contributor to the Fund’s absolute performance. The company reported strong growth in payment volumes, revenue, and profitability, supported by increased customer engagement and more frequent use of its products. In addition, it raised its full-year guidance. Nu Holdings Ltd., one of the largest digital financial services platforms in Latin America, was also a top contributor. The company continued to add customers across Brazil, Mexico and Colombia, while increasing the number of financial products used by each customer. Investors reacted favorably to the company’s robust revenue growth and improving profitability, as well as the ongoing expansion of its credit portfolio. Affirm Holdings, Inc., a U.S. provider of installment payment solutions, was another key contributor. Affirm reported strong growth in gross merchandise volume and revenue, together with a significant improvement in profitability.
What detracted from performance?
The blockchain infrastructure company Circle Internet Group, Inc. was the largest detractor. The shares declined from the elevated levels they reached following the company’s initial public offering, as investors became more cautious about its valuation and the sensitivity of its earnings interest rate movements. Accelerant Holdings, a specialty insurance marketplace that connects underwriters with providers of risk capital, was an additional detractor due to concerns about the concentration of its third-party insurance relationships. Coinbase Global, Inc., a cryptocurrency exchange and digital asset infrastructure platform, also detracted. The company was affected by weaker cryptocurrency prices and lower spot trading activity, which reduced transaction revenue and weighed on profitability.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 16, 2022 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(13.85)%	3.89%
MSCI All Country World Index (Net)	22.11	16.12

Performance Inception Date	Aug. 16, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 28, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 9,592,607
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 58,474
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,592,607
Number of Portfolio Holdings	41
Net Investment Advisory Fees	$58,474
Portfolio Turnover Rate	70%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Financial Services	46.6%
Consumer Finance	17.4%
Capital Markets	15.4%
Banks	8.3%
Broadline Retail	6.7%
Software	4.1%
IT Services	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Global Payments, Inc.	4.7%
Capital One Financial Corp.	4.3%
Chime Financial, Inc., Class A	4.0%
Etoro Group Ltd., Class A	3.7%
Kaspi.KZ JSC	3.7%
Klarna Group PLC	3.7%
Block, Inc.	3.6%
Shift4 Payments, Inc., Class A	3.5%
Sea Ltd., ADR	3.5%
Robinhood Markets, Inc., Class A	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Global Payments, Inc.	4.7%
Capital One Financial Corp.	4.3%
Chime Financial, Inc., Class A	4.0%
Etoro Group Ltd., Class A	3.7%
Kaspi.KZ JSC	3.7%
Klarna Group PLC	3.7%
Block, Inc.	3.6%
Shift4 Payments, Inc., Class A	3.5%
Sea Ltd., ADR	3.5%
Robinhood Markets, Inc., Class A	3.5%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
Effective November 28, 2025, BlackRock Fund Advisors (“BFA”) has contractually agreed to cap the Fund’s total annual fund operating expenses to 0.55% as a percentage of the Fund’s average daily net assets through June 30, 2027.
Additionally, effective November 28, 2025, for its investment advisory services to the Fund, BFA will be paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.66% of the first $3 billion of the Fund’s average daily net assets, 0.63% of the next $2 billion of the Fund’s average daily net assets, 0.61% of the next $5 billion of the Fund’s average daily net assets and 0.60% of the average daily net assets of the Fund in excess of $10 billion. Prior to November 28, 2025, BFA was paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.70% of the first $1 billion of the Fund’s average daily net assets, 0.66% of the next $2 billion of the Fund’s average daily net assets, 0.63% of the next $2 billion of the Fund’s average daily net assets, 0.61% of the next $5 billion of the Fund’s average daily net assets and 0.60% of the average daily net assets of the Fund in excess of $10 billion.

Material Fund Change Expenses [Text Block]
Effective November 28, 2025, BlackRock Fund Advisors (“BFA”) has contractually agreed to cap the Fund’s total annual fund operating expenses to 0.55% as a percentage of the Fund’s average daily net assets through June 30, 2027.
Additionally, effective November 28, 2025, for its investment advisory services to the Fund, BFA will be paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.66% of the first $3 billion of the Fund’s average daily net assets, 0.63% of the next $2 billion of the Fund’s average daily net assets, 0.61% of the next $5 billion of the Fund’s average daily net assets and 0.60% of the average daily net assets of the Fund in excess of $10 billion. Prior to November 28, 2025, BFA was paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.70% of the first $1 billion of the Fund’s average daily net assets, 0.66% of the next $2 billion of the Fund’s average daily net assets, 0.63% of the next $2 billion of the Fund’s average daily net assets, 0.61% of the next $5 billion of the Fund’s average daily net assets and 0.60% of the average daily net assets of the Fund in excess of $10 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000245618 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Core Active ETF
Class Name	iShares Large Cap Core Active ETF
Trading Symbol	BLCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Core Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Core Active ETF	$38	0.33%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 30.39%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 18.94%.
What contributed to performance?
Positive contributions to performance were led by stock selection within the information technology sector, most notably a position in Micron Technology, Inc. as the memory chip manufacturer has benefited from surging demand for AI-related memory and data center infrastructure. An overweight in Intel Corp. also boosted returns as investors gained confidence in the company's turnaround efforts and ability to participate in the expanding semiconductor and AI ecosystem. Networking company Ciena Corp. and hard disk drive manufacturer Western Digital Corp. were also beneficiaries of enthusiasm around artificial intelligence. Outside of information technology, stock selection within industrials and consumer discretionary contributed meaningfully.
What detracted from performance?
The largest detractor from performance was stock selection in the financials sector, most notably an overweight position in futures and derivatives exchange CME Group, Inc. as reduced market volatility led investors to temper expectations for future trading activity and earnings growth. Holdings of Intercontinental Exchange, Inc., an operator of financial exchanges, clearing businesses and mortgage technology platforms, detracted as investors rotated away from financial infrastructure companies toward higher-growth areas of the market. Positioning in healthcare equipment & supplies also detracted, most notably positions in medical technology companies Medtronic plc and Boston Scientific Corp. as capital flowed toward industries perceived as more direct beneficiaries of artificial intelligence, digital infrastructure, and accelerating technology spending.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 24, 2023 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	30.39%	27.49%
Russell 1000 Index	18.94	24.15

Performance Inception Date	Oct. 24, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,451,293,346
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 7,012,634
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,451,293,346
Number of Portfolio Holdings	45
Net Investment Advisory Fees	$7,012,634
Portfolio Turnover Rate	67%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Industry allocation

Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	17.3%
Interactive Media & Services	9.3%
Broadline Retail	7.6%
Aerospace & Defense	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Health Care Providers & Services	5.8%
Financial Services	5.7%
Software	5.1%
Electronic Equipment, Instruments & Components	4.0%
Trading Companies & Distributors	3.2%
Other*	29.4%

Ten largest holdings

Security	Percent of Total Investments(a)
Amazon.com, Inc.	7.6%
Nvidia Corp.	6.6%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	5.1%
Meta Platforms, Inc., Class A	4.2%
Visa, Inc., Class A	4.1%
Cardinal Health, Inc.	3.7%
ATI, Inc.	3.6%
Apple, Inc.	3.4%
WESCO International, Inc.	3.2%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total Investments(a)
Amazon.com, Inc.	7.6%
Nvidia Corp.	6.6%
Microsoft Corp.	5.1%
Alphabet, Inc., Class A	5.1%
Meta Platforms, Inc., Class A	4.2%
Visa, Inc., Class A	4.1%
Cardinal Health, Inc.	3.7%
ATI, Inc.	3.6%
Apple, Inc.	3.4%
WESCO International, Inc.	3.2%
(a)Excludes money market funds.
C000248199 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Industry Rotation Active ETF
Class Name	iShares U.S. Industry Rotation Active ETF
Trading Symbol	INRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Industry Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industry Rotation Active ETF	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 20.90%.
  For the same period, the Fund’s benchmark, the MSCI USA Index returned 19.09%.
What contributed to performance?
Positions in the semiconductor industry made the largest contribution to performance, led by Micron Technology, Inc. and NVIDIA Corp. Semiconductor companies continued to deliver strong results, fueled by AI-linked chip demand and investments in AI infrastructure.
Holdings in the technology hardware, storage, & peripherals industry also contributed. Apple, Inc., which continued to demonstrate durable earnings, was the leading individual contributor.
Interactive media & services, where shares of Google parent Alphabet, Inc. rallied on the strength of the AI boom, was a further contributor of note.
What detracted from performance?
Software was the largest detractor, as the industry lagged considerably due to concerns about AI displacement. Microsoft Corp. was the most significant individual detractor in the category.
The entertainment industry also weighed on performance. Changing consumer spending patterns and increased competition for audience engagement caused companies to experience slowing revenue projections.
Professional services, which suffered from concerns about displacement from the rise of AI technology, was an additional detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 26, 2024 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	20.90%	17.27%
MSCI USA Index	19.09	18.24

Performance Inception Date	Mar. 26, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 34,370,407
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 132,100
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$34,370,407
Number of Portfolio Holdings	302
Net Investment Advisory Fees	$132,100
Portfolio Turnover Rate	111%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.2%
Financials	11.8%
Consumer Discretionary	10.8%
Health Care	9.4%
Communication Services	9.2%
Industrials	8.8%
Consumer Staples	5.2%
Energy	3.6%
Materials	1.4%
Utilities	1.2%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple, Inc.	7.9%
Nvidia Corp.	7.2%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.2%
Alphabet, Inc., Class C, NVS	2.4%
JPMorgan Chase & Co.	2.2%
Broadcom, Inc.	2.2%
Meta Platforms, Inc., Class A	1.8%
Micron Technology, Inc.	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple, Inc.	7.9%
Nvidia Corp.	7.2%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.2%
Alphabet, Inc., Class C, NVS	2.4%
JPMorgan Chase & Co.	2.2%
Broadcom, Inc.	2.2%
Meta Platforms, Inc., Class A	1.8%
Micron Technology, Inc.	1.5%
(a)	Excludes money market funds.

C000254669 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Country Rotation Active ETF
Class Name	iShares International Country Rotation Active ETF
Trading Symbol	CORO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Country Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Country Rotation Active ETF	$13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 31.73%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex-USA Index (Net) returned 28.46%.
What contributed to performance?
Holdings within South Korea, Japan and Taiwan made the largest contributions to return over the period.
South Korea was the largest contributor to return, driven by strong performance in technology and semiconductors. The robust demand for AI-related hardware, memory chips, and other technology components support South Korea’s exceptional earnings growth. Japan was a positive contributor to performance as improving corporate fundamentals, market reforms, and continued economic normalization helped fuel equity market gains. Taiwan was another positive contributor as companies there benefited from playing a central role in the global semiconductor and AI supply chain. The continued strong chip demand has supported earnings growth in Taiwan.
What detracted from performance?
Holdings within India, Finland and Qatar weighed most heavily on return.
India was the largest detractor from performance as elevated equity valuations, concerns around the pace of economic growth and softer earnings expectations weighed on investor sentiment there and led to foreign investor outflows. Finland’s equity market faced pressure from a challenging economic backdrop and slowing growth across parts of Europe, with particular weakness in several of the country’s industrial and technology-related companies. Qatar was another detractor as energy market disruption and moderation in sentiment toward Gulf markets broadly weighed on returns there. In addition, Qatar’s equity market is concentrated in energy and financial companies which saw their shares negatively impacted as investors rotated toward faster-growing, more technology-oriented markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 3, 2024 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	31.73%	28.18%
MSCI ACWI ex-USA Index (Net)	28.46	25.73

Performance Inception Date	Dec. 03, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,829,294,504
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,218,966
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,829,294,504
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$2,218,966
Portfolio Turnover Rate	78%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Asset Class	Percent of Total Investments(a)
International Equity	96.2%
Domestic Equity	3.8%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	19.0%
iShares MSCI Canada ETF	13.4%
iShares MSCI South Korea ETF	8.2%
iShares MSCI United Kingdom ETF	7.0%
iShares MSCI Switzerland ETF	6.6%
iShares MSCI Spain ETF	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.2%
iShares MSCI Taiwan ETF	3.9%
iShares Core S&P 500 ETF	3.8%
iShares MSCI Hong Kong ETF	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	19.0%
iShares MSCI Canada ETF	13.4%
iShares MSCI South Korea ETF	8.2%
iShares MSCI United Kingdom ETF	7.0%
iShares MSCI Switzerland ETF	6.6%
iShares MSCI Spain ETF	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.2%
iShares MSCI Taiwan ETF	3.9%
iShares Core S&P 500 ETF	3.8%
iShares MSCI Hong Kong ETF	3.6%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
The Fund's net expense ratio decreased from the prior fiscal year primarily due to an increase in the investment advisory fee waiver, which the Manager applies in an amount equal to the acquired fund fees and expenses attributable to the Fund's investments in affiliated funds, reflecting a greater allocation to BlackRock-managed underlying funds during the current fiscal year.

Material Fund Change Expenses [Text Block]
The Fund's net expense ratio decreased from the prior fiscal year primarily due to an increase in the investment advisory fee waiver, which the Manager applies in an amount equal to the acquired fund fees and expenses attributable to the Fund's investments in affiliated funds, reflecting a greater allocation to BlackRock-managed underlying funds during the current fiscal year.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000261955 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Equity Factor Rotation Active ETF
Class Name	iShares International Equity Factor Rotation Active ETF
Trading Symbol	IDYN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Equity Factor Rotation Active ETF (the “Fund”) for the period of August 5, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor Rotation Active ETF	$51(a)	0.46%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.46%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the abbreviated reporting period beginning August 5, 2025 and ended July 31, 2026, the Fund returned 23.34%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 23.73%.
What contributed to performance?
Positive contributions to performance were led by technology and semiconductor-related companies, along with exposure to the broader digital economy and innovation. Select holdings in health care, industrials and financials also contributed positively. ASML Holding N.V. was the top individual contributor. The Dutch provider of photolithography systems used in manufacturing advanced chips has benefited from surging demand driven by the AI data center buildout. Other leading contributors included Swiss pharmaceutical company Novartis AG, Japanese semiconductor test equipment manufacturer Advantest Corp., Japanese electrical equipment manufacturer Fujikura Ltd., and Spanish bank Banco Santander S.A.
What detracted from performance?
Detractors from performance were spread across a range of sectors, reflecting increased stock level performance dispersion over the period rather than weakness in a single area of the market. This occurred against a backdrop of shifting market leadership and periods of investor rotation across growth-oriented, cyclical and more defensive areas. The largest individual detractors included German enterprise software company SAP SE, British multinational information and analytics company RELX Plc, Japanese video game manufacturer Nintendo Co., Ltd., Norwegian fertilizer producer Yara International ASA, and German arms manufacturer Rheinmetall AG.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 5, 2025 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was August 5, 2025.
Performance Inception Date	Aug. 05, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 107,765,659
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 364,252
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$107,765,659
Number of Portfolio Holdings	188
Net Investment Advisory Fees	$364,252
Portfolio Turnover Rate	64%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	31.5%
Industrials	19.5%
Information Technology	11.3%
Health Care	8.3%
Materials	7.2%
Communication Services	6.8%
Utilities	6.0%
Consumer Staples	5.1%
Consumer Discretionary	3.2%
Real Estate	1.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.3%
United Kingdom	12.0%
France	8.0%
Germany	7.0%
Switzerland	6.1%
Spain	6.0%
Australia	5.2%
Italy	4.3%
Hong Kong	4.1%
Netherlands	4.1%
Other#	17.9%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000271463 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Value Active ETF
Class Name	iShares Large Cap Value Active ETF
Trading Symbol	BLCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Value Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Value Active ETF	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 25.50%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 18.94%, and the Russell 1000 Value Index returned 31.19%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by the information technology sector, most notably holdings within the technology hardware, storage & peripherals industry. In this vein, data storage device manufacturer Western Digital Corp. highlighted contributions as favorable storage supply-demand dynamics and increasing AI-related infrastructure demand supported pricing and profitability expectations. Technology hardware provider Hewlett Packard Enterprise Co. also contributed as AI-related infrastructure demand and strength in its networking segment supported business momentum.
Utilities holdings also generated strong returns, supported by growing electricity demand and increased investment in power generation and grid infrastructure. In particular, exposure to a pair of midwestern utilities, Evergy Inc. and DTE Energy Co., drove performance within the sector. Finally, consumer discretionary holdings performed well, led by the automobile industry where General Motors Co. led contributions.
What detracted from performance?
On the downside, financials and real estate were the only sector-level detractors during the period. Within financials, concerns around AI-related business model disruption weighed on shares of banking software and payment processing provider Fidelity National Information Services. Similarly, sentiment around Intercontinental Exchange Inc., operator of the New York Stock Exchange, was impacted by concerns that AI could disrupt its securities exchange and fixed income data businesses. With respect to real estate, continued elevated interest rates have weighed on the sector broadly. The weakest performance was concentrated in the specialized and industrial REIT industries, with cell tower company Crown Castle Inc. the biggest detractor from Fund returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 19, 2023 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	25.50%	20.22%
Russell 1000 Index	18.94	21.33
Russell 1000 Value Index	31.19	19.63

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 27, 2026
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 344,901,423
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 814,203
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$344,901,423
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$814,203
Portfolio Turnover Rate	149%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Broadline Retail	8.7%
Software	8.3%
Technology Hardware, Storage & Peripherals	7.0%
Banks	6.7%
Oil, Gas & Consumable Fuels	5.5%
Health Care Providers & Services	5.1%
Capital Markets	4.7%
Aerospace & Defense	4.7%
Pharmaceuticals	4.3%
Health Care Equipment & Supplies	3.8%
Other*	41.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com, Inc.	8.7%
Microsoft Corp.	8.3%
Apple, Inc.	5.4%
Charles Schwab Corp. (The)	3.1%
Chevron Corp.	3.1%
Wells Fargo & Co.	3.0%
CVS Health Corp.	2.8%
British American Tobacco PLC, ADR, NVS	2.7%
Baxter International, Inc.	2.4%
Keurig Dr. Pepper, Inc.	2.4%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com, Inc.	8.7%
Microsoft Corp.	8.3%
Apple, Inc.	5.4%
Charles Schwab Corp. (The)	3.1%
Chevron Corp.	3.1%
Wells Fargo & Co.	3.0%
CVS Health Corp.	2.8%
British American Tobacco PLC, ADR, NVS	2.7%
Baxter International, Inc.	2.4%
Keurig Dr. Pepper, Inc.	2.4%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On February 27, 2026, the Predecessor Fund and CornerCap Fundametrics® Large-Cap ETF, a series of Advisor Managed Portfolios, were reorganized into the Fund as part of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. Following the Reorganization, as of March 2, 2026, the Fund changed its name from iShares Large Cap Value Active ETF II to iShares Large Cap Value Active ETF.
In connection with the Reorganization, the Fund’s Board approved an investment advisory agreement for the Fund, pursuant to which BlackRock Fund Advisors is paid a management fee from the Fund at an annual rate of 0.45% of the Fund’s average daily net assets. The Fund's net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s expense structure in connection with the Reorganization.
As of June 2, 2026, the Fund changed its classification from “non-diversified” to “diversified” under the Investment Company Act of 1940, as amended. As a result of this change, the Fund removed the risk factor entitled "Non-Diversification Risk" from its prospectus.

Material Fund Change Name [Text Block]
On February 27, 2026, the Predecessor Fund and CornerCap Fundametrics® Large-Cap ETF, a series of Advisor Managed Portfolios, were reorganized into the Fund as part of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. Following the Reorganization, as of March 2, 2026, the Fund changed its name from iShares Large Cap Value Active ETF II to iShares Large Cap Value Active ETF.

Material Fund Change Expenses [Text Block]
In connection with the Reorganization, the Fund’s Board approved an investment advisory agreement for the Fund, pursuant to which BlackRock Fund Advisors is paid a management fee from the Fund at an annual rate of 0.45% of the Fund’s average daily net assets. The Fund's net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s expense structure in connection with the Reorganization.

Material Fund Change Risks Change [Text Block]
As of June 2, 2026, the Fund changed its classification from “non-diversified” to “diversified” under the Investment Company Act of 1940, as amended. As a result of this change, the Fund removed the risk factor entitled "Non-Diversification Risk" from its prospectus.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.